Accounts and Transactions with Related Parties - Summary of Accounts and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Account receivable	$ 1,429	$ 147
Account payable	2,970	14,086
Panama air cargo terminal [member]
Disclosure of transactions between related parties [line items]
Account receivable	186	101
Account payable	40	250
Banco general, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	1,231	24
Account payable	0	151
Petroleos delta, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	12	22
Account payable	2,476	13,330
ASSA compania de seguros, S. A. [member]
Disclosure of transactions between related parties [line items]
Account payable	358	283
Desarrollo inmobiliario del este, S. A. [member]
Disclosure of transactions between related parties [line items]
Account payable	51	20
Motta international, S.A. [member]
Disclosure of transactions between related parties [line items]
Account payable	0	32
Cable onda [member]
Disclosure of transactions between related parties [line items]
Account payable	9	0
Galindo, arias and lopez [member]
Disclosure of transactions between related parties [line items]
Account payable	$ 36	$ 0